Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
www.usbank.com
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
N/A
Lehman Brothers Holding Inc.
Aurora Loan Services LLC
April 25, 2006
March 31, 2006
March 01, 2006
-
Payment Date Statement
-
Remittance Summary
-
Mortgage Loan Characteristics
-
Delinquency Report
-
Delinquency History Report - Six Months
-
CPR/CDR History Report - Six Months
-
Bankruptcy Loan Detail Report
-
Foreclosure Loan Detail Report
-
REO Loan Detail Report
-
Prepayment & Liquidation Loan Detail Report
-
Material Modifications, Extentions, Waivers Loan Detail Report
-
Material Breaches Loan Detail Report
04/24/2006 1:30 pm
Wing Pui Luie
Bond Analytic
617-603-6439
wing.luie@usbank.com
Revision Date:
23-May-06
Distribution Date:
25-Apr-06
Determination Date: 18-Apr-06 Begin End
Record Date - Physical Certificates 31-Mar-06 Accrual Periods: 3/25/2006 4/24/2006
Record Date - non Physical Certificates 24-Apr-06
Payment Detail:
Pass
Realized
Deferred
Through
Original
Beginning
Principal
Interest
Total
Losses/
Amounts
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Writedown
Recovered
Balance (2)
A1-A 4.91000% $216,999,000.00 $216,999,000.00 $2,401,668.74 $917,483.83 $3,319,152.57 $0.00 N/A $214,597,331.26
A1-B1 5.00000% $164,964,000.00 $164,964,000.00 $0.00 $710,261.67 $710,261.67 $0.00 N/A $164,964,000.00
A1-B2 5.08000% $18,737,000.00 $18,737,000.00 $0.00 $81,963.97 $81,963.97 $0.00 N/A $18,737,000.00
A1-C1 5.06000% $207,014,000.00 $207,014,000.00 $0.00 $902,006.00 $902,006.00 $0.00 N/A $207,014,000.00
A1-C2 5.15000% $23,001,000.00 $23,001,000.00 $0.00 $102,003.05 $102,003.05 $0.00 N/A $23,001,000.00
A1-D1 5.16000% $58,508,000.00 $58,508,000.00 $0.00 $259,970.55 $259,970.55 $0.00 N/A $58,508,000.00
A1-D2 5.23000% $6,500,000.00 $6,500,000.00 $0.00 $29,273.47 $29,273.47 $0.00 N/A $6,500,000.00
A2-A 5.05000% $240,000,000.00 $240,000,000.00 $828,491.36 $1,043,666.67 $1,872,158.03 $0.00 N/A $239,171,508.64
A2-B 5.10000% $75,644,000.00 $75,644,000.00 $261,126.67 $332,203.23 $593,329.90 $0.00 N/A $75,382,873.33
A2-C 5.14000% $28,194,000.00 $28,194,000.00 $97,327.02 $124,789.78 $222,116.80 $0.00 N/A $28,096,672.98
A3-A 5.08000% $200,000,000.00 $200,000,000.00 $690,409.47 $874,888.89 $1,565,298.36 $0.00 N/A $199,309,590.53
M1 5.25000% $48,018,000.00 $48,018,000.00 $0.00 $217,081.38 $217,081.38 $0.00 $0.00 $48,018,000.00
M2 5.27000% $20,579,000.00 $20,579,000.00 $0.00 $93,388.65 $93,388.65 $0.00 $0.00 $20,579,000.00
M3 5.30000% $10,289,000.00 $10,289,000.00 $0.00 $46,957.85 $46,957.85 $0.00 $0.00 $10,289,000.00
M4 5.49000% $6,859,000.00 $6,859,000.00 $0.00 $32,425.92 $32,425.92 $0.00 $0.00 $6,859,000.00
M5 5.55000% $10,289,000.00 $10,289,000.00 $0.00 $49,172.85 $49,172.85 $0.00 $0.00 $10,289,000.00
M6 5.65000% $6,859,000.00 $6,859,000.00 $0.00 $33,370.94 $33,370.94 $0.00 $0.00 $6,859,000.00
M7 5.85867% $8,917,000.00 $8,917,000.00 $0.00 $50,524.71 $50,524.71 $0.00 $0.00 $8,917,000.00
M8 5.85867% $6,859,000.00 $6,859,000.00 $0.00 $38,863.86 $38,863.86 $0.00 $0.00 $6,859,000.00
X 0.00000% $13,729,006.48 $13,729,006.48 $0.00 $0.00 $0.00 N/A N/A $14,719,991.51
P 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
R 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
C 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Totals: $1,358,230,000.00 $1,358,230,000.00 $4,279,023.27 $5,940,297.27 $10,219,320.54 $0.00 $0.00 $1,353,950,976.74
(1) Reflects the application of Net Funds Cap
Amounts Per 1,000:
Realized
Beginning
Principal
Interest
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Writedown
Balance
Index
Value
A1-A 525221KH9 $1,000.00000000 $11.06764889 $4.22805557 $0.00000000 $988.93235112 LIBOR 4.83000%
A1-B1 525221KK2 $1,000.00000000 $0.00000000 $4.30555558 $0.00000000 $1,000.00000000
A1-B2 525221KL0 $1,000.00000000 $0.00000000 $4.37444468 $0.00000000 $1,000.00000000
A1-C1 525221KM8 $1,000.00000000 $0.00000000 $4.35722222 $0.00000000 $1,000.00000000
A1-C2 525221KN6 $1,000.00000000 $0.00000000 $4.43472240 $0.00000000 $1,000.00000000
A1-D1 525221KP1 $1,000.00000000 $0.00000000 $4.44333339 $0.00000000 $1,000.00000000
A1-D2 525221KQ9 $1,000.00000000 $0.00000000 $4.50361077 $0.00000000 $1,000.00000000
A2-A 525221KR7 $1,000.00000000 $3.45204735 $4.34861113 $0.00000000 $996.54795267
A2-B 525221KS5 $1,000.00000000 $3.45204735 $4.39166662 $0.00000000 $996.54795265
A2-C 525221KT3 $1,000.00000000 $3.45204735 $4.42611123 $0.00000000 $996.54795276
A3-A 525221KU0 $1,000.00000000 $3.45204735 $4.37444445 $0.00000000 $996.54795265
M1 525221KV8 $1,000.00000000 $0.00000000 $4.52083344 $0.00000000 $1,000.00000000
M2 525221KW6 $1,000.00000000 $0.00000000 $4.53805579 $0.00000000 $1,000.00000000
M3 525221KX4 $1,000.00000000 $0.00000000 $4.56388862 $0.00000000 $1,000.00000000
M4 LXS64NM4 $1,000.00000000 $0.00000000 $4.72749964 $0.00000000 $1,000.00000000
M5 525221KZ9 $1,000.00000000 $0.00000000 $4.77916707 $0.00000000 $1,000.00000000
M6 525221LA3 $1,000.00000000 $0.00000000 $4.86527774 $0.00000000 $1,000.00000000
M7 525221LB1 $1,000.00000000 $0.00000000 $5.66611080 $0.00000000 $1,000.00000000
M8 525221LC9 $1,000.00000000 $0.00000000 $5.66611168 $0.00000000 $1,000.00000000
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-4N
STATEMENT TO CERTIFICATEHOLDERS
Revision

Wing Pui Luie
Bond Analytic
617-603-6439
wing.luie@usbank.com
Revision Date:
23-May-06
Distribution Date:
25-Apr-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-4N
STATEMENT TO CERTIFICATEHOLDERS
Revision
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid (2)
Shortfall
A1-A 4.91000% $917,483.83 $0.00 $0.00 $0.00 $0.00 NA $917,483.83 $0.00
A1-B1 5.00000% $710,261.67 $0.00 $0.00 $0.00 $0.00 NA $710,261.67 $0.00
A1-B2 5.08000% $81,963.97 $0.00 $0.00 $0.00 $0.00 NA $81,963.97 $0.00
A1-C1 5.06000% $902,006.00 $0.00 $0.00 $0.00 $0.00 NA $902,006.00 $0.00
A1-C2 5.15000% $102,003.05 $0.00 $0.00 $0.00 $0.00 NA $102,003.05 $0.00
A1-D1 5.16000% $259,970.55 $0.00 $0.00 $0.00 $0.00 NA $259,970.55 $0.00
A1-D2 5.23000% $29,273.47 $0.00 $0.00 $0.00 $0.00 NA $29,273.47 $0.00
A2-A 5.05000% $1,043,666.67 $0.00 $0.00 $0.00 $0.00 NA $1,043,666.67 $0.00
A2-B 5.10000% $332,203.23 $0.00 $0.00 $0.00 $0.00 NA $332,203.23 $0.00
A2-C 5.14000% $124,789.78 $0.00 $0.00 $0.00 $0.00 NA $124,789.78 $0.00
A3-A 5.08000% $874,888.89 $0.00 $0.00 $0.00 $0.00 $0.00 $874,888.89 $0.00
M1 5.25000% $217,081.38 $0.00 $0.00 $0.00 $0.00 $0.00 $217,081.38 $0.00
M2 5.27000% $93,388.65 $0.00 $0.00 $0.00 $0.00 $0.00 $93,388.65 $0.00
M3 5.30000% $46,957.85 $0.00 $0.00 $0.00 $0.00 $0.00 $46,957.85 $0.00
M4 5.49000% $32,425.92 $0.00 $0.00 $0.00 $0.00 $0.00 $32,425.92 $0.00
M5 5.55000% $49,172.85 $0.00 $0.00 $0.00 $0.00 $0.00 $49,172.85 $0.00
M6 5.65000% $33,370.94 $0.00 $0.00 $0.00 $0.00 $0.00 $33,370.94 $0.00
M7 6.58000% $44,985.94 $0.00 $5,538.77 $5,538.77 $0.00 $0.00 $50,524.71 $0.00
M8 6.58000% $34,603.40 $0.00 $4,260.46 $4,260.46 $0.00 N/A $38,863.86 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon
(2) Includes Deferred Amounts
Remic I-2/II-2 Regular Interests:
Remic I-2/II-2 Regular Interests Non-Remic I-2/II-2 Regular Interests Totals
Principal Interest Principal Interest Principal Interest
Distribution Distribution Distribution Distribution Distribution Distribution
A1-A 2,401,668.74 917,483.83 0.00 0.00 2,401,668.74 917,483.83
A1-B1 0.00 710,261.67 0.00 0.00 0.00 710,261.67
A1-B2 0.00 81,963.97 0.00 0.00 0.00 81,963.97
A1-C1 0.00 902,006.00 0.00 0.00 0.00 902,006.00
A1-C2 0.00 102,003.05 0.00 0.00 0.00 102,003.05
A1-D1 0.00 259,970.55 0.00 0.00 0.00 259,970.55
A1-D2 0.00 29,273.47 0.00 0.00 0.00 29,273.47
A2-A 828,491.36 1,043,666.67 0.00 0.00 828,491.36 1,043,666.67
A2-B 261,126.67 332,203.23 0.00 0.00 261,126.67 332,203.23
A2-C 97,327.02 124,789.78 0.00 0.00 97,327.02 124,789.78
A3-A 690,409.47 874,888.89 0.00 0.00 690,409.47 874,888.89
M1 0.00 217,081.38 0.00 0.00 0.00 217,081.38
M2 0.00 93,388.65 0.00 0.00 0.00 93,388.65
M3 0.00 46,957.85 0.00 0.00 0.00 46,957.85
M4 0.00 32,425.92 0.00 0.00 0.00 32,425.92
M5 0.00 49,172.85 0.00 0.00 0.00 49,172.85
M6 0.00 33,370.94 0.00 0.00 0.00 33,370.94
M7 0.00 44,985.94 0.00 5,538.77 0.00 50,524.71
M8 0.00 34,603.40 0.00 4,260.46 0.00 38,863.86
X 0.00 0.00 0.00 0.00 0.00 0.00
P 0.00 0.00 0.00 0.00 0.00 0.00
R 0.00 0.00 0.00 0.00 0.00 0.00
C 0.00 0.00 0.00 0.00 0.00 0.00
TOTAL 4,279,023.27 5,930,498.04 0.00 9,799.23 4,279,023.27 5,940,297.27
Cumulative X Distributions 0.00
Cumulative R Distributions 0.00
Cumulative C Distributions 0.00

Wing Pui Luie
Bond Analytic
617-603-6439
wing.luie@usbank.com
Revision Date:
23-May-06
Distribution Date:
25-Apr-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-4N
STATEMENT TO CERTIFICATEHOLDERS
Revision
Basis Risk Account:
Miscellaneous:
Beginning Balance 0.00 Cumulative Recoveries 0.00
Deposits: Investment Income 0.00 Loans Became REO from immediately preceding month 0.00
Deposits: from waterfall 0.00 Amount of Advances required to be made by servicer N/A
Withdrawal: Basis Risk Shortfalls 0.00 Amount of Advances actually made by servicer 3,063,178.46
Withdrawal: to the Supplemental Interest Account 0.00 Amount of Advance shortfall N/A
Ending Balance 0.00
Capitalized Interest Account:
Reconciliation:
Beginning Balance 10,000.00 Available funds (A):
Withdrawal: Capitalized Interest Requirement 9,799.23 Servicer remittance 10,209,521.31
Withdrawal: Overfunded Interest Amount to Depositor 0.00 Funds from Capitalized Interest Account 9,799.23
Ending Balance 200.77 Funds from Prefund Account 0.00
Net Funds from Basis Risk account 0.00
Supplemental Interest Trust:
Net Payments to Trust from Swap Counterparty 0.00
Begininning Balance 1,000.00 10,219,320.54
Deposits: Investment Income 0.00
Deposits: Net Swap Payments to Trust 0.00 Distributions (B):
Deposits: Net Swap Payments to Counterparty from Waterfall 0.00 Trustee fee 0.00
Deposits: remaining amounts from Waterfall 0.00 Certificate Insurance Premium 0.00
Deposits: Excess funds from Basis Risk Reserve Account 0.00 Net Payments to Counterparty from Swap Trust 0.00
Withdrawals 0.00 Total interest distributed 5,940,297.27
Ending Balance 1,000.00 Total principal distributed 4,279,023.27
Net Deposits to Basis Risk account 0.00
10,219,320.54
(A) - (B): 0.00
ACCOUNT ACTIVITY

Wing Pui Luie
Bond Analytic
617-603-6439
wing.luie@usbank.com
Revision Date:
23-May-06
Distribution Date:
25-Apr-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-4N
STATEMENT TO CERTIFICATEHOLDERS
Revision
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 0.00 Senior Enhancement Percentage 9.673%
B) Ending Collateral Balance 1,368,670,968.24 Senior Enhancement Percentage for purposes of Stepdown 9.433%
C) Current Delinquency Rate (A/B) 0.000%
D) Rolling Three Month Delinquency Rate 0.000% The later of:
E) Cumulative Realized Losses 0.00 (x) April 2009 NO
F) Original Collateral Balance 1,371,959,006.48 (y) Distribution when Senior Enhancement % is NO
G) Cumulative Loss % ( E/F) 0.000% if prior 4/25/2012, >= 24.5%
H) Applicable Cumulative Loss Limit % 100.000% on or after 1/25/2012, >= 19.60%
A Trigger Event will occur if either (1) or (2) is True:
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit
NO
Excess interest distributions:
2) Cumulative Loss % exceeds applicable limit NO Excess available interest (A): 990,985.03
1) as additional principal to certificates 990,985.03
2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
Overcollateralization:
3) Required Basis Risk Reserve Deposit to BRRF 0.00
Ending Overcollateralization Amount 14,719,991.51 4) to Supp Interest Trust - Swap Term Payments 0.00
Target Overcollateralization Amount 15,777,529.00 5) Remaining Amounts to X 0.00
Ending Overcollateralization deficiency amount 2,048,522.52 (B): 990,985.03
Overcollateralization release amount 0.00
(A)-(B): 0.00
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST A+B+C+D):
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
1,371,959,006.48
3,288,038.24
0.00
0.00
1,368,670,968.24
-2,659,735.95
5,598,468.14
349,306.05
0.00
0.00
3,288,038.24
7,370,111.76
448,628.69
0.00
0.00
0.00
0.00
0.00
6,921,483.07
0.00
0.00
10,209,521.31
0.00
448,628.69
0.00
0.00
0.00
0.00
0.00
GROUP:
REMITTANCE SUMMARY
04/24/2006 1:30 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/PPP - Balance
Loans w/PPP - Count
Repurchase Loans - Count
Recoveries
4,001
3,990
0.9976030000
6.44635%
6.07135%
10.64478%
0.00
0.00
0.00
0.00
0.00
0
0
0.00
GROUP:
04/24/2006 1:30 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST A+B+C+D):
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
1,371,959,006.48
3,288,038.24
0.00
0.00
1,368,670,968.24
-2,659,735.95
5,598,468.14
349,306.05
0.00
0.00
3,288,038.24
7,370,111.76
448,628.69
0.00
0.00
0.00
0.00
0.00
6,921,483.07
0.00
0.00
10,209,521.31
0.00
448,628.69
0.00
0.00
0.00
0.00
0.00
SERVICER:
04/24/2006 1:30 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/PPP - Balance
Loans w/PPP - Count
Repurchase Loans - Count
Recoveries
4,001
3,990
0.9976030000
6.44635%
6.07135%
10.64478%
0.00
0.00
0.00
0.00
0.00
0
0
0.00
SERVICER:
04/24/2006 1:30 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Count
Balance
%
0K to 99.99K
117 9,431,111.98 0.69%
100K to 199.99K
874 135,536,221.96 9.90%
200K to 299.99K
966 239,010,227.69 17.46%
300K to 399.99K
783 271,496,846.05 19.84%
400K to 499.99K
558 248,069,414.25 18.12%
500K to 599.99K
338 182,833,280.07 13.36%
600K to 699.99K
179 114,710,157.30 8.38%
700K to 799.99K
59 44,009,774.62 3.22%
800K to 899.99K
40 33,926,105.95 2.48%
900K to 999.99K
28 26,744,021.04 1.95%
1000K to 1099.99K
12 12,262,044.80 0.90%
1100K to 1199.99K
7 8,035,253.92 0.59%
1200K to 1299.99K
10 12,334,590.44 0.90%
1300K to 1399.99K
5 6,646,992.93 0.49%
1400K to 1499.99K
6 8,688,678.08 0.63%
1700K to 1799.99K
3 5,323,728.33 0.39%
1800K to 1899.99K
2 3,670,677.24 0.27%
1900K to 1999.99K
1 1,931,121.49 0.14%
2000K to 2099.99K
2 4,010,720.10 0.29%
Total
3,990
1,368,670,968.24
100.00%
MORTGAGE LOAN CHARACTERISTICS
Remaining Principal Balance
Balance
04/24/2006 1:30 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
240.00M
280.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1700K to 1799.99K
1800K to 1899.99K 1900K to 1999.99K 2000K to 2099.99K
Balance
Count
Balance ($)
%
1.00% - 1.49%
52 18,157,183.56 1.33%
1.50% - 1.99%
202 85,619,301.71 6.26%
2.00% - 2.49%
68 21,417,897.21 1.56%
2.50% - 2.99%
115 29,040,394.25 2.12%
3.00% - 3.49%
45 13,626,454.11 1.00%
3.50% - 3.99%
36 9,925,784.37 0.73%
4.00% - 4.49%
5 1,646,202.81 0.12%
5.00% - 5.49%
1 240,295.83 0.02%
6.00% - 6.49%
57 25,595,411.19 1.87%
6.50% - 6.99%
638 233,501,897.38 17.06%
7.00% - 7.49%
2,622 885,330,879.72 64.69%
7.50% - 7.99%
70 22,720,537.68 1.66%
8.00% - 8.49%
66 18,583,657.64 1.36%
8.50% - 8.99%
13 3,265,070.78 0.24%
Total
3,990
1,368,670,968.24
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 6.45%
04/24/2006 1:30 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Count
Balance ($)
%
2.00% - 2.99%
328 129,023,008.33 9.43%
3.00% - 3.99%
3,561 1,212,421,661.06 88.58%
4.00% - 4.99%
100 26,986,003.02 1.97%
5.00% - 5.99%
1 240,295.83 0.02%
Total
3,990
1,368,670,968.24
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 3.37%
Count
Balance ($)
%
2.00% - 2.99%
328 129,023,008.33 9.43%
3.00% - 3.99%
3,561 1,212,421,661.06 88.58%
4.00% - 4.99%
100 26,986,003.02 1.97%
5.00% - 5.99%
1 240,295.83 0.02%
Total
3,990
1,368,670,968.24
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 3.37%
Count
Balance ($)
%
9.00% - 9.99%
1,806 652,180,738.52 47.65%
10.00% - 10.99%
7 2,325,878.42 0.17%
11.00% - 11.99%
17 5,552,286.30 0.41%
12.00% - 12.99%
2,157 707,640,546.15 51.70%
13.00% - 13.99%
2 494,977.14 0.04%
14.00% - 14.99%
1 476,541.71 0.03%
Total
3,990
1,368,670,968.24
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 11.02%
Count
Balance ($)
%
1
3,990 1,368,670,968.24 100.00%
Total
3,990
1,368,670,968.24
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
12
3,990 1,368,670,968.24 100.00%
Total
3,990
1,368,670,968.24
100.00%
Frequency of Payment Adjustments
Months
04/24/2006 1:30 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Count
Balance ($)
%
1 Year MTA
3,990 1,368,670,968.24 100.00%
Total
3,990
1,368,670,968.24
100.00%
Indices
Index
Count
Balance ($)
%
2 Units
191 62,536,677.26 4.57%
3 Units
81 33,412,257.33 2.44%
4 Units
87 33,529,169.06 2.45%
Condominium
524 137,613,959.92 10.05%
Cooperative
4 1,906,488.05 0.14%
Planned Unit Development
814 292,737,142.13 21.39%
Single Family
2,289 806,935,274.49 58.96%
Total
3,990
1,368,670,968.24
100.00%
Property Type
Type
Count
Balance ($)
%
2005
111 44,057,923.67 3.22%
2006
3,879 1,324,613,044.57 96.78%
Total
3,990
1,368,670,968.24
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
0.0 - 9.9
1 301,423.07 0.02%
10.0 - 19.9
2 627,481.21 0.05%
20.0 - 29.9
8 1,470,096.82 0.11%
30.0 - 39.9
11 3,271,374.58 0.24%
40.0 - 49.9
37 10,763,442.82 0.79%
50.0 - 59.9
84 30,852,009.54 2.25%
60.0 - 69.9
247 93,712,470.15 6.85%
70.0 - 79.9
1,209 434,667,389.45 31.76%
80.0 - 89.9
2,147 725,304,066.21 52.99%
90.0 - 99.9
244 67,701,214.39 4.95%
Total
3,990
1,368,670,968.24
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 77
04/24/2006 1:30 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Count
Balance ($)
%
337 - 360
2,966 971,371,022.63 70.97%
457 - 480
1,024 397,299,945.61 29.03%
Total
3,990
1,368,670,968.24
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 392
Count
Balance ($)
%
337 - 360
2,966 971,371,022.63 70.97%
457 - 480
1,024 397,299,945.61 29.03%
Total
3,990
1,368,670,968.24
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 392
Count
Balance ($)
%
337 - 360
2,966 971,371,022.63 70.97%
457 - 480
1,024 397,299,945.61 29.03%
Total
3,990
1,368,670,968.24
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 395
Count
Balance ($)
%
337 - 360
2,966 971,371,022.63 70.97%
457 - 480
1,024 397,299,945.61 29.03%
Total
3,990
1,368,670,968.24
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 395
04/24/2006 1:30 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Count
Balance ($)
%
ALABAMA
3 919,812.98 0.07%
ALASKA
2 466,482.27 0.03%
ARIZONA
181 48,954,251.84 3.58%
CALIFORNIA
1,609 700,415,600.61 51.17%
COLORADO
87 21,519,296.05 1.57%
CONNECTICUT
22 6,316,584.21 0.46%
DELAWARE
5 1,257,883.72 0.09%
DISTRICT OF COLUMBIA
15 5,641,126.09 0.41%
FLORIDA
557 148,003,012.99 10.81%
GEORGIA
58 10,782,271.41 0.79%
HAWAII
6 2,443,131.78 0.18%
IDAHO
28 5,586,257.06 0.41%
ILLINOIS
43 11,728,845.60 0.86%
INDIANA
15 2,838,883.19 0.21%
IOWA
2 294,134.56 0.02%
KANSAS
2 347,214.60 0.03%
KENTUCKY
1 521,741.88 0.04%
LOUISIANA
1 171,361.84 0.01%
MARYLAND
103 33,967,101.18 2.48%
MASSACHUSETTS
43 14,629,599.35 1.07%
MICHIGAN
77 17,557,349.99 1.28%
MINNESOTA
77 16,910,414.67 1.24%
MISSOURI
18 4,046,337.73 0.30%
NEVADA
229 72,576,646.13 5.30%
NEW HAMPSHIRE
2 674,680.35 0.05%
NEW JERSEY
97 32,561,984.61 2.38%
NEW MEXICO
10 1,869,572.23 0.14%
NEW YORK
122 52,547,173.42 3.84%
NORTH CAROLINA
22 5,722,610.85 0.42%
NORTH DAKOTA
6 907,704.69 0.07%
OHIO
39 8,370,639.56 0.61%
OKLAHOMA
2 628,011.13 0.05%
OREGON
69 16,054,834.32 1.17%
PENNSYLVANIA
37 7,901,640.94 0.58%
RHODE ISLAND
4 870,534.47 0.06%
SOUTH CAROLINA
4 2,791,164.19 0.20%
TENNESSEE
9 1,893,794.72 0.14%
TEXAS
59 11,983,533.01 0.88%
UTAH
60 11,884,466.18 0.87%
VIRGINIA
123 45,244,266.29 3.31%
WASHINGTON
129 36,284,703.67 2.65%
WISCONSIN
9 2,015,157.95 0.15%
WYOMING
3 569,153.93 0.04%
Total
3,990
1,368,670,968.24
100.00%
Geographic Distribution by State
State
04/24/2006 1:30 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
0
10
20
30
40
50
60
CALIFORNIA
FLORIDA
NEVADA
NEW YORK
ARIZONA
VIRGINIA
WASHINGTON
MARYLAND
NEW JERSEY
COLORADO
MICHIGAN
MINNESOTA
OREGON
MASSACHUSETTS
TEXAS
UTAH
ILLINOIS
GEORGIA
OHIO
PENNSYLVANIA
CONNECTICUT
NORTH CAROLINA
DISTRICT OF
COLUMBIA
IDAHO
MISSOURI
INDIANA
SOUTH CAROLINA
HAWAII
WISCONSIN
TENNESSEE
NEW MEXICO
DELAWARE
ALABAMA
NORTH DAKOTA
RHODE ISLAND
NEW HAMPSHIRE
OKLAHOMA
WYOMING
KENTUCKY
ALASKA
KANSAS
IOWA
LOUISIANA
%
Collateral Balance Distribution by State
GROUP 1
04/24/2006 1:30 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
DELINQUENCY REPORT
Current
30 - 59 days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
3,988
1,367,816,229.34
99.94%
1,365,870,744.29
2
854,738.90
0.06%
851,850.00
3,990
1,368,670,968.24
1,366,722,594.29
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
3,988
1,367,816,229.34
99.94%
1,365,870,744.29
2
854,738.90
0.06%
851,850.00
3,990
1,368,670,968.24
100.00%
1,366,722,594.29
Current
30 - 59 days
Current 99.9%
30 - 59 days 0.1%
Total: 100.0%
Group 1
04/24/2006 1:30 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Delinquency Report
30 - 59 days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
2 854,738.90 100.00%
2
854,738.90
TOTAL
2
854,738.90
100.00%
2
854,738.90
100.00%
Group 1
100.00
30 - 59 days
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
100.00
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
04/24/2006 1:30 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
DELINQUENCY HISTORY REPORT - SIX MONTHS
April 2006
Count
Balance ($)
30 - 59 days
2 854,738.90
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
Group 1
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
4/
1/
20
06
Balance ($)
30 - 59 days
04/24/2006 1:30 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
CPR / CDR HISTORY REPORT - SIX MONTHS
Group 1
Total
Current
Percentage
Amount ($)
5.07%
5,947,774.19
5.07%
5,947,774.19
Life CPR
Percentage
Amount ($)
5.07% 5.07%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Total
Current
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
Life CDR
Percentage
Amount ($)
0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
4/
1/
20
06
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
06
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
4/
1/
20
06
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
06
Group 1
Total
Amount ($)
04/24/2006 1:30 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
# None #
BANKRUPTCY LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
04/24/2006 1:30 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
# None #
FORECLOSURE LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
04/24/2006 1:30 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
# None #
REO LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:
04/24/2006 1:30 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
11 5,592,244.00 5,598,468.14 0.00 1,371,959,006.48
0.41%
99.59%
1
Prepayment 0.41%
Liquidation 0.00%
Beginning Balance 99.59%
Total: 100.00%
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
117471557 503,200.00 509,064.45 510,468.53 0.00 0.00 0.00 Voluntary PIF 03/30/2006 -1,404.08 7.125%
0.000%
119340644 264,544.00 263,913.57 264,602.19 0.00 0.00 0.00 Voluntary PIF 03/15/2006 -688.62 7.000%
0.000%
119346922 400,000.00 401,540.16 402,974.10 0.00 0.00 0.00 Voluntary PIF 03/24/2006 -1,433.94 7.750%
0.000%
119425650 189,000.00 188,999.08 189,344.11 0.00 0.00 0.00 Voluntary PIF 03/01/2006 -345.03 7.250%
0.000%
119428175 312,000.00 311,165.35 311,892.09 0.00 0.00 0.00 Voluntary PIF 03/30/2006 -726.74 7.250%
0.000%
119432110 1,000,000.00 994,902.93 997,075.59 0.00 0.00 0.00 Voluntary PIF 03/30/2006 -2,172.66 6.500%
0.000%
119497618 787,500.00 785,784.03 787,916.70 0.00 0.00 0.00 Voluntary PIF 04/01/2006 -2,132.67 7.125%
0.000%
119498103 260,000.00 259,427.68 260,097.74 0.00 0.00 0.00 Voluntary PIF 04/01/2006 -670.06 7.250%
0.000%
119503225 544,000.00 542,895.94 544,165.21 0.00 0.00 0.00 Voluntary PIF 03/01/2006 -1,269.27 7.250%
0.000%
119506723 452,000.00 451,005.05 452,028.98 0.00 0.00 0.00 Voluntary PIF 04/01/2006 -1,023.93 6.875%
0.000%
119701225 880,000.00 880,000.00 877,902.90 0.00 0.00 0.00 Voluntary PIF 04/01/2006 2,097.10 1.000%
0.000%
Total:
11
5,592,244.00
5,588,698.24
-9,769.90
5,598,468.14
0.00
0.00
0.00
04/24/2006 1:30 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Loan Detail Report
#
The trustee is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
MATERIAL MODIFICATIONS, EXTENTIONS, WAIVERS LOAN DETAIL REPORT
04/24/2006 1:30 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Loan Detail Report
#
The trustee is not aware of any material breaches of pool asset representations or warranties or transaction covenants. #
MATERIAL BREACHES LOAN DETAIL REPORT
04/24/2006 1:30 pm